Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities
Net loss	$ (6,845)	$ (18,180)	$ (27,272)	$ (37,859)	$ (48,976)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	32,654	29,287	40,287	36,079	26,697
Gain on bargain purchase in business combination			(21)	(599)
Loss on disposition of assets			46
Loss on extinguishment of debt	538
Allowance for doubtful accounts	590	543	1,191	(56)	1,368
Stock-based compensation expense	4,782	4,542	5,348	11,240	14,537
Deferred tax liability	1,824	1,348	1,239	2,497	1,065
Accretion of discount on debt	191	773	1,055	1,582	1,699
Restricted cash					(5,000)
Change in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(27,554)	(11,926)	(8,028)	5,458	(5,941)
Prepaid expenses			(207)	(12)	(324)
Other assets			(55)	(1,434)	527
Inventories	(1,102)
Prepaid expenses and other assets	(2,530)	(891)
Accounts payable	1,239	923	2,945	(1,079)	(699)
Registration fees payable	35,505	17,174	10,509	7,153	6,277
Accrued expenses	3,561	5,309	5,486	2,439	4,348
Income taxes payable				(383)	670
Deferred revenue	18,089	10,800	8,800	4,384	6,577
Deferred rent	663	828	772	(886)	490
Net cash provided by operating activities	61,605	40,530	42,095	28,524	3,315
Investing activities
Purchases of property and equipment	(8,991)	(11,186)	(14,767)	(10,449)	(7,144)
Software development costs	(13,898)	(12,169)	(15,651)	(14,561)	(10,689)
Cash (paid) received from acquisitions, net of cash acquired	(4,082)	(125)	(125)	867	(67,503)
Payment of contingent consideration	(625)	(962)	(2,182)	(1,825)	(685)
Net cash used in investing activities	(27,596)	(24,442)	(32,725)	(25,968)	(86,021)
Financing activities
Proceeds from exercise of stock options and common stock warrants	3,072	2,338	2,584	516	145
Payments on capital lease obligations	(2,207)	(1,742)	(1,898)	(593)	(23)
Repayment of long-term obligations	(41,628)	(6,177)	(8,035)	(16,772)	(2,520)
Proceeds from debt			3,000	8,335	6,750
Repurchase of unvested common stock	(13)				(9,023)
Net proceeds from issuance of redeemable convertible preferred stock					92,291
Net proceeds from initial public offering	114,700
Net cash provided by (used in) financing activities	73,924	(5,581)	(4,349)	(8,514)	87,620
Effect of exchange rates on cash	(351)	(29)	39	(1,056)	315
Net increase (decrease) in cash and cash equivalents	107,582	10,478	5,060	(7,014)	5,229
Cash and cash equivalents at beginning of period	31,441	26,381	26,381	33,395	28,166
Cash and cash equivalents at end of period	139,023	36,859	31,441	26,381	33,395
Supplemental disclosures of cash flow information
Cash paid during the year for interest	2,799	2,548	3,425	3,220	2,506
Cash paid during the year for taxes	510	332	727	220	237
Supplemental disclosures of noncash financing and investing activities
Fixed asset purchases included in accounts payable	2,149	796	2,006	1,889	493
Acquisition of equipment and software under capital leases	2,116			4,265	1,770
Issuance of warrants		76	634
Conversion of preferred stock	404,122
Conversion of debt	$ 3,504